PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	June 30,	December 31,
	2020	2019

Office, equipment and facilities	$9,293	$8,866
Internal-use software	595	595
Vehicles	1,858	1,870
Leasehold improvements	2,360	2,352
	14,106	13,683
Less: accumulated depreciation and amortization	9,822	9,097
Total property and equipment, net	$4,284	$4,586

Depreciation and amortization expense are $1,029, and $828 for the periods ended June 30, 2020 and 2019, respectively.